(ICON)

Prudential
Municipal
Series Fund

Massachusetts
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Massachusetts Money Market Series

Performance At A Glance.
Municipal money market yields fluctuated during the six months ended February 28, 1998 amid changing views about the future pace of U.S. economic growth and the potential for higher inflation. Imbalances in the supply and demand of short-term municipal securities also drove money market yields. Your Prudential Municipal Series Fund --
Massachusetts
Money Market Series provided a competitive return.

Fund Facts
As of 2/28/98
                        7-Day      Net Asset
Taxable Equivalent Yield1      Weighted Avg.
Total Net
                     Current Yld.    Value
@31%     @36%     @39.6%    Maturity  Assets
(mil.)
MA Money
Market Fund             2.62%          $1
4.31%    4.65%     4.93%        56 Days
$49.6
IBC Financial Data
MA Tax-Exempt
Fund Avg.2              2.73           $1
4.50     4.85      5.14         55 Days
N/A


Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

1 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2 IBC Financial Data reports a seven-day current yield, WAM and NAV on Mondays. This is the average seven-day current yield, NAV and WAM of all funds in the International Business
Communications Financial Data's Massachusetts tax-exempt money fund category as of March 2, 1998, which was the closest date to our reporting period end. An investment in the Series is neither insured nor guaranteed by the U.S.
government and there
can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

Tracking Tax-Free Money Fund Yields.
(GRAPH)

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager        (PICTURE)

Portfolio
Manager's Report

The Prudential Municipal Series Fund --
Massachusetts Money
Market Series seeks to provide the highest current income exempt from federal and Massachusetts state income taxes, preserve capital as well as maintain liquidity and a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of Massachusetts, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam, and the U.S.
Virgin
Islands). There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.
Your Fund will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes:
MIG-1,
MIG-2, P-1 or P-2 by Moody's Investors Service, or
AAA, AA;
Notes: SP-1, SP-1+, A-1, A-1+ or A-2 by Standard &
Poor's.
If not rated, the securities are deemed to be of comparable quality by the Fund's investment adviser.
Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
Fresh Inflation Fears.

Autumn brought fresh concerns about higher
inflation in the
U.S.   We initially thought the Federal Reserve
was going to
increase the federal funds rate (what banks charge each other for overnight loans) in November to slow economic growth and pre-emptively defuse inflationary pressures. We kept your
Series' weighted average maturity (WAM) close to that of its competition. This positioned us to take advantage of higher yielding securities that would be issued after the change in monetary policy.

Then signs of an approaching economic crisis in Asia led us to believe U.S. central bankers would keep the federal funds rate unchanged. We bought attractively priced bonds maturing in one year that lengthened the WAM. As it turned out, Asian economic turbulence kept the Federal
Reserve
from moving in November amid uncertainty about how the crisis would effect the U.S. economy.

In late November, we reduced the WAM to be ready to purchase short-term securities in December. Yields usually climb near the end of the year as portfolio managers sell securities to provide investors with cash for use during the holiday season. We again lengthened the WAM in late
December by purchasing attractively priced securities maturing in one year.

Yields then reversed course, entering a seasonal decline in January that was exaggerated because many investors pushed yields sharply lower awaiting a federal funds rate cut. They believed the Asian financial crisis would slow
U.S. economic growth enough that it would prompt the Federal
Reserve into cutting short-term interest rates to spur the economy forward. We did not agree. The strength of the economy was such that Federal Reserve Chairman
Alan Greenspan
dashed hopes for a federal funds rate cut during a speech in late February.

What Went Well.
Foiling The "January Effect."

Investors rushed in January to invest money from bond interest payments and bond redemptions, forcing municipal money market securities' prices higher (and yields lower). This seasonal drop in yields, known as the "January Effect," stretched into
February as many investors thought a federal funds rate cut was imminent. The Bond Buyer One-Year Note Index, a widely watched barometer of short-term yields, slid from 3.78% in late December to 3.51% by mid-February. Of course, we were really glad we locked in higher yields in December because they provided your Series with a bridge over the dramatic decline in yields during the new year. We wish we had been able to buy more of these securities.

Exiting Asia.
Economic turbulence engulfed Asian markets as a series of financial shocks, driven by imprudent lending practices at major financial institutions there, wracked the region and rocked currency, stock and bond markets around the world. Long before this crisis erupted in late
October,
our analysts warned that the Japanese banking sector was overburdened with poor quality loans. (Indeed, the latest official figure puts the banking system's stockpile of bad loans at $600 billion.) So we sold all tax-exempt money market securities backed by letters of credit from Japanese banks, thereby eliminating your Series' only exposure to the troubled region.

And Not So Well.
Too Much Too Soon.

Our decision to extend the WAM by purchasing one-year securities in October was a prudent move in light of the fact that monetary policy remained unchanged in November.
Still,
our heavy investment at that time left us with considerably less cash to purchase higher yielding securities in December.
If we had it to do over again, we would have bought shorter term securities in October to enable us to buy longer term securities in December, when there were more attractively priced securities available. Looking
Ahead.Subdued inflation
persisted in the U.S. even though the economy created more than 600,000 new jobs in the first two months of the year.
We believe inflation will likely stay in check as Asian countries flood our markets with cheaply priced imports while they purchase fewer exports from the U.S. Given this scenario, we expect the Federal Reserve to leave monetary policy unchanged in coming months. In the meantime, we are keeping the WAM more in line with its competition to be ready to take advantage of the rise in yields that usually occurs in April as portfolio managers sell securities to provide investors with cash to pay income taxes. Purchasing these securities would extend the
WAM.

Weeighted Average Maturity Compared
To The Average Fund.
(GRAPH)

President's Letter
April 3, 1998
(PICTURE)
Investing Smart.

Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits
have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)
MASSACHUSETTS MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Boston Wtr. & Swr. Comm., Gen. Rev., Ser. 94A,
F.R.W.D.              VMIG1         3.00%
3/05/98   $  2,400     $ 2,400,000
Carver Mass., Ref. Gen. Oblig., F.S.A.
Aaa           4.50        8/15/98        745
747,478
Dracut Mass., Gen. Oblig. Ser. 97, M.B.I.A.
Aaa           6.50       11/01/98        375
381,352
Haverhill Mass, Gen. Oblig., Ser. A, F.G.I.C.
Aaa           4.50        6/15/98      1,110
1,112,025
Holden Mass., Gen. Oblig.
Aaa           5.75       10/15/98      1,200
1,214,226
Holyoke, Poll. Ctrl. Rev., Gen. Oblig., Ser. 97
Aaa           5.00        8/01/98        500
502,550
Mansfield, Gen. Oblig., Ser. 97, F.G.I.C.
Aaa           5.50        8/15/98        700
705,132
Mass. Ind. Fin. Agcy. Poll Ctrl., New England Pwr.
Co. Proj.,
   Ser. 93A, T.E.C.P.
VMIG1         3.30        4/30/98      1,200
1,200,000
Mass. Ind. Fin. Agcy. Ind. Rev., Holyoke Wtr. Pwr.
Co., Ser.
   92A, F.R.W.D.
VMIG1         3.05        3/04/98        447
447,000
Mass. Mun. Whsl. Elec. Co., Pwr. Supply Sys. Rev.,
Ser. 94C,
   F.R.W.D., M.B.I.A.
VMIG1         3.05        3/04/98      2,500
2,500,000
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Boston Univ., Ser. 85H, T.E.C.P.
VMIG1         3.50        4/01/98      2,000
2,000,000
   Cap. Asset Prog., Ser. 85C, F.R.D.D., M.B.I.A.
VMIG1         3.40        3/02/98      1,400
1,400,000
   Harvard Univ., Ser. 89L, T.E.C.P.
VMIG1         3.40        5/14/98      1,200
1,200,000
   William College, Ser. E, F.R.W.D.
A1+(d)        2.85        3/04/98      1,465
1,465,000
Mass. St. Hsg. Fin. Agcy. Rev.,
   Long Option Period, Ser. 11, A.N.N.O.T.,
A.M.B.A.C., A.M.T.       Aaa           3.95
9/01/98        995         995,000
   Multi-Family Rev., Harbor Point, F.R.W.D.
A1+(d)        3.25        3/04/98      1,000
1,000,000
Mass. St. Ind. Fin. Agcy. Ind. Rev.,
   Goddard House, Ser. 95, F.R.W.D.
A-1(d)        3.15        3/05/98      2,000
2,000,000
   Governor Dummer Academy, Ser. 96, F.R.W.D.
A1+(d)        3.25        3/05/98      1,500
1,500,000
   Hazen Paper Co., Ser. 95, F.R.W.D.S., A.M.T.
      (cost $1,800,000; purchased 11/26/96)
A-1(d)        3.40        3/05/98      1,800 (e)
1,800,000
   Heritage At Hingham, Ser. 97, F.R.W.D.
VMIG1         3.25        3/05/98      1,500
1,500,000
   MSPCA, Ser. 97, F.R.W.D.
A-1(d)        3.25        3/05/98      1,000
1,000,000
   Ocean Spray Cranberry Inc. Proj., Ser. 84,
A.N.N.O.T.             NR            3.80
10/15/98      1,100       1,100,000
   Ogden Haverhill Proj., Ser. 86B, F.R.W.D.,
A.M.T.                 VMIG1         3.10
3/04/98      2,000       2,000,000
   Riverdale Mills Corp., Ser. 95, F.R.W.D.S.,
A.M.T.
      (cost $1,200,000; purchased 6/23/95)
A-1(d)        3.40        3/05/98      1,200 (e)
1,200,000
   United Med. Corp., Ser. 92, F.R.W.D., A.M.T.
P-1           3.20        3/04/98        700
700,000
Mass. St. Ind. Fin. Agcy. Poll. Ctrl., New England
Pwr. Co.
   Proj., Ser. 92, F.R.D.D.
VMIG1         3.40        3/02/98        200
200,000
Mass. St. Ind. Fin. Agcy. Rev.,
   New England College, Ser. 97
A1+(d)        3.85       10/01/98      1,000
1,000,000
   Showa Womens Inst. Inc., F.R.D.D., Ser. 94
VMIG1         3.65        3/02/98      2,200
2,200,000
Mass. St. Ind. Fin. Auth. Hlth. Care Fac. Rev.,
Jewish Geriatic
   Svcs. Inc., Ser 97A, F.R.W.D.
A-1(d)        3.30        3/04/98      2,000
2,000,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)
MASSACHUSETTS MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Mass. St. Port. Auth.,
   Multi Modal Rev. Ref., Ser. 95B, F.R.D.D.,
A.M.T.                 VMIG1        3.70 %
3/02/98    $ 1,800     $ 1,800,000
   Multi Modal Ref., Ser. 95A, F.R.D.D.
VMIG1        3.65         3/02/98        400
400,000
   Ser. 96, T.E.C.P.
VMIG1         3.50        3/06/98      1,500
1,500,000
Mass. Wtr. Res. Auth.,
   T.E.C.P.
P-1           3.75        4/07/98      1,000
1,000,000
   T.E.C.P.
P-1           3.80        5/15/98      2,000
2,000,000
   T.E.C.P.
P-1           3.50        7/13/98      1,000
1,000,000
Methuen, Gen. Oblig., Ser. 97, B.A.N.
NR            4.15       12/18/98      1,000
1,002,192
North Andover, Gen. Oblig., Ser. 98, F.G.I.C.
Aaa           5.25        1/15/99        350
354,924
Puerto Rico Comnwlth., Hwy. Auth., Ser. P,
F.G.I.C.                  Aaa           8.125
7/01/98      1,000 (f)   1,034,041
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev.,
Ser. A            Aaa           7.875
7/01/98      1,000 (f)   1,032,923

-----------
Total Investments--97.9%
   (amortized cost $48,593,843; (c))
48,593,843
Other assets in excess of liabilities--2.1%
1,027,972

-----------
Net Assets--100%
$49,621,815

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note
(b).
    F.R.W.D.S.--Floating Rate (Weekly) Demand
Synthetic Notes (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance
Associations.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) The cost of securities for federal income tax
purposes is substantially the
    same as for financial reporting purposes.
(d) Standard & Poor's Rating.
(e) Indicates a restricted security: the aggregate
cost of such securities
    $3,000,000. The aggregate value ($3,000,000)
is approximately 6.0% of net
    assets.
(f) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)
MASSACHUSETTS MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at amortized cost which approximates
market
value...........................................
$    48,593,843
Cash..............................................
 ..................................................
 .....            1,044,120
Receivable for Series shares
sold..............................................
 ..........................              560,426
Interest
receivable........................................
 ..............................................
231,342
Receivable for investments
sold..............................................
 ............................              225,000
Other
assets............................................
 .................................................
1,001

-----------------
   Total
assets............................................
 ..............................................
50,655,732

-----------------
Liabilities
Payable for Series shares
reacquired........................................
 .............................              964,563
Accrued
expenses..........................................
 ...............................................
32,455
Management fee
payable...........................................
 ........................................
19,275
Dividends
payable...........................................
 .............................................
11,801
Deferred trustee's
fees..............................................
 ....................................
3,779
Distribution fee
payable...........................................
 ......................................
2,044

-----------------
   Total
liabilities.......................................
 ..............................................
1,033,917

-----------------
Net
Assets............................................
 ..................................................
 .      $    49,621,815

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.............................................
 .........      $       496,218
   Paid-in capital in excess of
par...............................................
 .......................           49,125,597

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
49,621,815

-----------------

-----------------
Net asset value, offering price and redemption
price per share ($49,621,815 / 49,621,815 shares
of
   beneficial interest issued and outstanding;
unlimited number of shares
authorized)....................
$1.00

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned............
$ 934,895

--------
Expenses
   Management fee..........................
129,152
   Distribution fee........................
32,288
   Custodian's fees and expenses...........
21,000
   Transfer agent's fees and expenses......
12,000
   Reports to shareholders.................
10,000
   Registration fees.......................
4,000
   Audit fee...............................
4,000
   Trustees' fees and expenses.............
2,000
   Legal fees and expenses.................
1,000
   Insurance expense.......................
500
   Miscellaneous...........................
575

--------
      Total expenses.......................
216,515
   Less: Custodian fee credit..............
(723)

--------
      Net expenses.........................
215,792

--------
Net investment income......................
719,103

--------
Net Increase in Net Assets
Resulting from Operations..................
$ 719,103

--------

--------

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1998
1997
Operations
   Net investment income......    $     719,103
$  1,611,746
                                -----------------
------------
Dividends and distributions
   (Note 1)...................         (719,103)
(1,611,746)
                                -----------------
------------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
   sold.......................       84,077,590
204,476,371
   Net asset value of shares
      issued in reinvestment
      of dividends............          713,044
1,572,134
   Cost of shares
      reacquired..............      (88,609,340)
(203,119,396)
                                -----------------
------------
   Net increase (decrease) in
      net assets from Series
      share transactions......       (3,818,706)
2,929,109
                                -----------------
------------
Total increase (decrease).....       (3,818,706)
2,929,109
Net Assets
Beginning of period...........       53,440,521
50,511,412
                                -----------------
------------
End of period.................    $  49,621,815
$ 53,440,521
                                -----------------
------------
                                -----------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

                                    PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                         MASSACHUSETTS
MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Massachusetts Money Market Series
(the 'Series') commenced
investment operations on August 5, 1991. The
Series is nondiversified and seeks
to provide the highest level of income that is
exempt from Massachusetts State,
local and federal income taxes with the minimum of
risk by investing in
'investment grade' tax-exempt securities having a
maturity of 13 months or less
and whose ratings are within the 2 highest ratings
categories by a nationally
recognized statistical rating organization, or if
not rated, are of comparable
quality. The ability of the issuers of the
securities held by the Series to meet
their obligations may be affected by economic
developments in a specific state,
industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities of the
Series are valued at
amortized cost, which approximates market value.
The amortized cost method of
valuation involves valuing a security at its cost
on the date of purchase and
thereafter assuming a constant amortization to
maturity of any discount or
premium.
All securities are valued as of 4:30 p.m., New
York time.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. The Fund amortizes premiums and
accretes original issue discount
on portfolio securities as adjustments to interest
income. Expenses are recorded
on the accrual basis which may require the use of
certain estimates by
management.
The Series may hold up to 10% of its net assets in
illiquid securities,
including those which are restricted as to
disposition under securities law
('restricted securities'). Restricted securities
held by the Fund at February
28, 1998 do not include rights with regard to
registration. Restricted
securities are valued pursuant to the valuation
procedures noted above.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends: The Series declares daily dividends
from net investment income.
Payment of dividends is made monthly. Income
distributions and capital gain
distributions are determined in accordance with
income tax regulations which may
differ from generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the services of PIC,
the compensation of officers of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund bears all
other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Fund. The Series reimburses PSI
for distributing and servicing the Series' shares
pursuant to the plan of
distribution at an annual rate of .125% of 1% of
the Series' average daily net
assets. The distribution fees are accrued daily
and payable monthly.
PSI, PIFM and PIC are indirect wholly owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
------------------------------
                                       7

                                      PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
MASSACHUSETTS MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$10,500 for the services of
PMFS. As of February 28, 1998, approximately
$1,800 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MASSACHUSETTS MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Six Months

Ended                    Year Ended August 31,

February 28,     ---------------------------------
----------

1998          1997        1996        1995
1994

------       -------     -------     -------     -
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $
1.00       $  1.00     $  1.00     $  1.00     $
1.00
Net investment income and realized
gains...........................           .01
 .03(a)      .03(a)      .03(a)      .02(a)
Dividends and distributions to
shareholders........................
(.01)         (.03)       (.03)      (.03)
(.02)

------       -------     -------     -------     -
------
Net asset value, end of
period.....................................      $
1.00       $  1.00     $  1.00     $  1.00     $
1.00

------       -------     -------     -------     -
------

------       -------     -------     -------     -
------
TOTAL
RETURN(b):........................................
 ...........          1.39%         3.08%
3.12%       3.10%       1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $
49,622       $53,441     $50,511     $56,822
$37,278
Average net assets
(000)...........................................
$ 52,089       $53,078     $54,689     $42,919
$42,427
Ratios to average net assets:
   Expenses, including distribution
fees...........................           .84%(c)
 .54%(a)     .55%(a)     .63%(a)     .62%(a)
   Expenses, excluding distribution
fees...........................           .71%(c)
 .42%(a)     .43%(a)     .50%(a)     .50%(a)
   Net investment
income...........................................
2.78%(c)      3.04%(a)    3.08%(a)    3.14%(a)
1.86%(a)


1993

-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $  1.00
Net investment income and realized
gains...........................      .02(a)
Dividends and distributions to
shareholders........................    (.02)

-------
Net asset value, end of
period.....................................  $
1.00

-------

-------
TOTAL
RETURN(b):........................................
 ...........     2.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $36,608
Average net assets
(000)...........................................
$32,246
Ratios to average net assets:
   Expenses, including distribution
fees...........................      .37%(a)
   Expenses, excluding distribution
fees...........................      .24%(a)
   Net investment
income...........................................
2.11%(a)

---------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of
dividends and distributions. Total
    return for periods of less than a full year
are not annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022


Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
http://www.prudential.com

The views expressed in this report and information about the
Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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